UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      3G Capital Partners Ltd
           --------------------------------------------------
Address:   c/o 3G Capital Inc.
           --------------------------------------------------
           800 Third Avenue, 31st Floor
           --------------------------------------------------
           New York, NY 10022
           --------------------------------------------------

Form 13F File Number:  028-12896
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bernardo Piquet
           --------------------------------------------------
Title:     Director
           --------------------------------------------------
Phone:     (212) 893-6727
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /S/ Bernardo Piquet            New York, New York       May 18, 2010
       ------------------------   --------------------------  ---------------
             [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:              11
                                               -------------
                                                $1,264,652
Form 13F Information Table Value Total:        -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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

COLUMN 1                     COLUMN 2        COLUMN 3   COLUMN 4             COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
                                                        VALUE
NAME OF ISSUER               TITLE OF CLASS  CUSIP      (x$1000)  SHRS OR    SH/  PUT/    INVESTMENT  OTHER
                                                                  PRN AMT    PRN  CALL    DISCRETION  MANAGERS   SOLE   SHARES  NONE
COCA COLA ENTERPRISES INC    COM             191219104   31,278  1,130,804    SH           SOLE                1,130,804
CSX CORP                     COM             126408103  877,152 17,232,854    SH           SOLE               17,232,854
GAFISA S A                   SPONS ADR       362607301    3,958    288,058    SH           SOLE                  288,058
GENERAL MLS INC              COM             370334104   55,425    782,956    SH           SOLE                  782,956
JACK IN THE BOX INC          COM             466367109    3,479    147,711    SH           SOLE                  147,711
LORILLARD INC                COM             544147101   21,262    282,586    SH           SOLE                  282,586
NORFOLK SOUTHERN CORP        COM             655844108   57,646  1,031,427    SH           SOLE                1,031,427
PETROLEO BRASILEIRO SA PETRO SPONSORED ADR   71654V408   49,707  1,117,000    SH           SOLE                1,117,000
SPDR S&P 500 ETF TR          UNIT SER 1 S&P  78462F103   36,504    312,000    SH   PUT     SOLE                  312,000
VALE S A                     ADR             91912E105  113,946  3,539,800    SH   CALL    SOLE                3,539,800
WENDYS ARBYS GROUP INC       COM             950587105   14,295  2,859,043    SH           SOLE                2,859,043

